AXP(R)
                                                                      Federal
                                                                  Income Fund
                                                       2001 SEMIANNUAL REPORT

American
  Express(R)
Funds

(icon of) clock

AXP Federal Income Fund seeks
to provide shareholders with a high
level of current income and safety
of principal consistent with
investment in U.S. government
and government agency securities.

A Comfortable Compromise

Balancing risk and reward is something all investors must consider. In the fixed-income area, intermediate-term securities issued by the federal government and its agencies offer a good middle ground. These securities, which form the core of AXP Federal Income Fund, normally provide greater investment stability than long-term bonds, while still offering a yield higher than that of insured investments such as bank CDs. For a conservative investor, that can be a rewarding combination.

CONTENTS

From the Chairman                                                     3

From the Portfolio Manager                                            3

Fund Facts                                                            5

Financial Statements (Fund)                                           6

Notes to Financial Statements (Fund)                                  9

Financial Statements (Portfolio)                                     15

Notes to Financial Statements
   (Portfolio)                                                       17

Investments in Securities                                            20

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2   AXP FEDERAL INCOME FUND -- SEMIANNUAL REPORT



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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

(picture of) Scott R. Kirby
Scott R. Kirby
Portfolio manager

From the Portfolio Manager

Despite a sharp, late-period slump in the bond market, AXP Federal Income Fund enjoyed a productive first half of the fiscal year. For the six months -- June through November 2001 -- the total return for the Fund's Class A shares was 4.05% (excluding the sales charge). This compares with a 3.50% return for the Lipper Short U.S. Government Funds Index, a group of mutual funds commonly used to measure the performance of funds such as this.

After a slow start, the bond market began gaining positive momentum in July, thanks to reports of ongoing economic weakness and subdued inflation, as well as continued cuts in short-term interest rates by the Federal Reserve. Bond prices, especially in the short-term maturity range, experienced a moderate but relatively steady rise into early November. The Fund got some extra benefit during that time thanks to its moderately long portfolio duration (a function of the average

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3   AXP FEDERAL INCOME FUND -- SEMIANNUAL REPORT



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maturity of the portfolio that makes the net asset value more sensitive to changes in interest rates). By mid-period, I reduced the duration to a neutral position.

A RAPID REVERSAL
At that point, the bond market suddenly reversed direction, as hints of potential improvement in the economy spawned a rash of selling. Although the downturn lasted only about two weeks, its severity took a considerable toll on bond prices and, in the process, eroded much of the gain in net asset value that the Fund had accumulated over the previous four months.

The Fund's major investment focus for the entire period was on high-quality mortgage-backed bonds sponsored by the federal agencies known as "Fannie Mae" (Federal National Mortgage Association) and "Freddie Mac" (Federal Home Loan Mortgage Corporation). In addition to providing relatively good income, they experienced price appreciation through the summer, enhancing the Fund's performance. However, they subsequently lost ground during November's sell-off in the bond market.

I also kept a position in U.S. Treasury issues, which I increased somewhat about mid-period. Aside from a strong move up in September, they generally lagged the performance of the Fund's mortgage-backed bonds. It's also worth noting that I continued a long-standing strategy of using futures, options, dollar rolls and forward contracts in an effort to enhance the Fund's total return. These investments, along with an overall conservative portfolio structure, helped mitigate the effect of the extremes in market volatility on the Fund.

Looking to the rest of the fiscal year, given that the bond market seems likely to face price resistance, I plan to stay with a defensive approach that centers on a somewhat short portfolio duration. As before, I also expect to emphasize high-quality mortgage-backed securities, which continue to offer relatively good yields.

Scott R. Kirby

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4   AXP FEDERAL INCOME FUND -- SEMIANNUAL REPORT



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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                                     $4.86
May 31, 2001                                                      $4.78
Increase                                                          $0.08

Distributions -- June 1, 2001 - Nov. 30, 2001
From income                                                       $0.11
From long-term capital gains                                      $  --
Total distributions                                               $0.11
Total return*                                                    +4.05%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                                     $4.86
May 31, 2001                                                      $4.78
Increase                                                          $0.08

Distributions -- June 1, 2001 - Nov. 30, 2001
From income                                                       $0.10
From long-term capital gains                                      $  --
Total distributions                                               $0.10
Total return*                                                    +3.66%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                                     $4.86
May 31, 2001                                                      $4.78
Increase                                                          $0.08

Distributions -- June 1, 2001 - Nov. 30, 2001
From income                                                       $0.10
From long-term capital gains                                      $  --
Total distributions                                               $0.10
Total return*                                                    +3.66%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                                     $4.86
May 31, 2001                                                      $4.78
Increase                                                          $0.08

Distributions -- June 1, 2001 - Nov. 30, 2001
From income                                                       $0.12
From long-term capital gains                                      $  --
Total distributions                                               $0.12
Total return*                                                    +4.13%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5   AXP FEDERAL INCOME FUND -- SEMIANNUAL REPORT



Financial Statements

Statement of assets and liabilities
AXP Federal Income Fund, Inc.
Nov. 30, 2001 (Unaudited)

Assets
Investment in Government Income Portfolio (Note 1)                                                   $2,484,714,339
Capital shares receivable                                                                                 1,517,052
                                                                                                          ---------
Total assets                                                                                          2,486,231,391
                                                                                                      -------------

Liabilities
Dividends payable to shareholders                                                                           979,499
Capital shares payable                                                                                       14,992
Accrued distribution fee                                                                                     37,874
Accrued service fee                                                                                             493
Accrued transfer agency fee                                                                                   7,196
Accrued administrative services fee                                                                           3,118
Other accrued expenses                                                                                      409,314
                                                                                                            -------
Total liabilities                                                                                         1,452,486
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                   $2,484,778,905
                                                                                                     ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                                             $    5,116,297
Additional paid-in capital                                                                            2,658,951,977
Undistributed net investment income                                                                       1,171,908
Accumulated net realized gain (loss) (Note 5)                                                          (221,198,291)
Unrealized appreciation (depreciation) on investments                                                    40,737,014
                                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock                             $2,484,778,905
                                                                                                     ==============
Net assets applicable to outstanding shares:              Class A                                    $1,216,874,537
                                                          Class B                                    $1,071,220,741
                                                          Class C                                    $   15,443,619
                                                          Class Y                                    $  181,240,008
Net asset value per share of outstanding capital stock:   Class A shares           250,550,460       $         4.86
                                                          Class B shares           220,580,167       $         4.86
                                                          Class C shares             3,179,495       $         4.86
                                                          Class Y shares            37,319,596       $         4.86
                                                                                    ----------       --------------

See accompanying notes to financial statements.

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6   AXP FEDERAL INCOME FUND -- SEMIANNUAL REPORT



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


Statement of operations
AXP Federal Income Fund, Inc.
Six months ended Nov. 30, 2001 (Unaudited)

Investment income
Income:
Interest                                                                                               $ 63,279,242
                                                                                                       ------------
Expenses (Note 2):
Expenses allocated from Government Income Portfolio                                                       5,892,442
Distribution fee
   Class A                                                                                                1,400,956
   Class B                                                                                                4,874,506
   Class C                                                                                                   51,594
Transfer agency fee                                                                                       1,062,925
Incremental transfer agency fee
   Class A                                                                                                   54,710
   Class B                                                                                                   71,158
   Class C                                                                                                      904
Service fee -- Class Y                                                                                       84,771
Administrative services fees and expenses                                                                   534,566
Compensation of board members                                                                                 6,785
Printing and postage                                                                                        151,800
Registration fees                                                                                           115,119
Audit fees                                                                                                    5,875
Other                                                                                                         3,267
                                                                                                              -----
Total expenses                                                                                           14,311,378
   Earnings credits on cash balances (Note 2)                                                               (44,408)
                                                                                                            -------
Total net expenses                                                                                       14,266,970
                                                                                                         ----------
Investment income (loss) -- net                                                                          49,012,272
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                                 30,089,299
   Short positions in securities                                                                           (851,133)
   Futures contracts                                                                                    (11,579,875)
   Options contracts written                                                                              1,731,202
                                                                                                          ---------
Net realized gain (loss) on investments                                                                  19,389,493
Net change in unrealized appreciation (depreciation) on investments                                      14,846,994
                                                                                                         ----------
Net gain (loss) on investments                                                                           34,236,487
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                        $ 83,248,759
                                                                                                       ============

See accompanying notes to financial statements.

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7   AXP FEDERAL INCOME FUND -- SEMIANNUAL REPORT



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


Statements of changes in net assets AXP Federal Income Fund, Inc.
                                                                                Nov. 30, 2001          May 31, 2001
                                                                                Six months ended        Year ended
                                                                                   (Unaudited)
Operations and distributions
Investment income (loss) -- net                                                 $   49,012,272       $  113,187,460
Net realized gain (loss) on investments                                             19,389,493          (17,589,286)
Net change in unrealized appreciation (depreciation) on investments                 14,846,994          103,404,118
                                                                                    ----------          -----------
Net increase (decrease) in net assets resulting from operations                     83,248,759          199,002,292
                                                                                    ----------          -----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                       (25,856,615)         (59,338,208)
     Class B                                                                       (18,787,671)         (43,267,360)
     Class C                                                                          (196,850)            (145,067)
     Class Y                                                                        (4,049,456)          (9,058,042)
                                                                                    ----------           ----------
Total distributions                                                                (48,890,592)        (111,808,677)
                                                                                   -----------         ------------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Notes 2 and 6)                                                  387,256,468          557,031,191
   Class B shares                                                                  394,418,253          616,334,169
   Class C shares                                                                   11,987,900           11,695,359
   Class Y shares                                                                   34,912,698           73,132,540
Reinvestment of distributions at net asset value
   Class A shares                                                                   22,857,175           50,921,168
   Class B shares                                                                   17,855,003           40,707,729
   Class C shares                                                                      186,718              135,612
   Class Y shares                                                                    4,086,132            9,136,754
Payments for redemptions
   Class A shares                                                                 (256,829,288)        (743,174,447)
   Class B shares (Note 2)                                                        (267,230,336)        (763,027,277)
   Class C shares (Note 2)                                                          (3,825,357)          (4,929,639)
   Class Y shares                                                                  (20,936,277)        (102,610,026)
                                                                                   -----------         ------------
Increase (decrease) in net assets from capital share transactions                  324,739,089         (254,646,867)
                                                                                   -----------         ------------
Total increase (decrease) in net assets                                            359,097,256         (167,453,252)
Net assets at beginning of period                                                2,125,681,649        2,293,134,901
                                                                                 -------------        -------------
Net assets at end of period                                                     $2,484,778,905       $2,125,681,649
                                                                                ==============       ==============
Undistributed net investment income                                             $    1,171,908       $    1,050,228
                                                                                --------------       --------------

See accompanying notes to financial statements.

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8   AXP FEDERAL INCOME FUND -- SEMIANNUAL REPORT



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Notes to Financial Statements

AXP Federal Income Fund, Inc.
(Unaudited as to Nov. 30, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 862 shares of capital stock at $4.64 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Government Income Portfolio
The Fund invests all of its assets in Government Income Portfolio (the Portfolio), a series of Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in U.S. government and government agency securities.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Nov. 30, 2001 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities, and contingent assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses

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9   AXP FEDERAL INCOME FUND -- SEMIANNUAL REPORT



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deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class C $20.00
o  Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $4,828,944 for Class A, $541,714 for Class B and $4,409 for Class C for the six months ended Nov. 30, 2001.

During the six months ended Nov. 30, 2001, the Fund's transfer agency fees were reduced by $44,408 as a result of earnings credits from overnight cash balances.

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10   AXP FEDERAL INCOME FUND -- SEMIANNUAL REPORT



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


3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                                   Six months ended Nov. 30, 2001
                                             Class A     Class B    Class C        Class Y
Sold                                      79,991,044   81,478,542    2,474,705    7,210,802
Issued for reinvested distributions        4,730,075    3,695,192       38,603      845,723
Redeemed                                 (53,127,683) (55,335,601)    (791,661)  (4,338,531)
                                         -----------  -----------     --------   ----------
Net increase (decrease)                   31,593,436   29,838,133    1,721,647    3,717,994
                                          ----------   ----------    ---------    ---------

                                                       Year ended May 31, 2001
                                             Class A     Class B    Class C*       Class Y
Sold                                     117,838,668   130,460,620   2,468,176   15,440,033
Issued for reinvested distributions       10,793,813     8,634,876      28,527    1,937,886
Redeemed                                (157,861,929) (162,183,223) (1,038,855) (21,830,395)
                                        ------------  ------------  ----------  -----------
Net increase (decrease)                  (29,229,448)  (23,087,727)  1,457,848   (4,452,476)
                                         -----------   -----------   ---------   ----------

* Inception date was June 26, 2000.

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Nov. 30, 2001.

5. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $197,677,589 as of Nov. 30, 2001, that if not offset by subsequent capital gains, will expire in 2008 through 2010. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

6. FUND MERGER
As of the close of business on July 14, 2000, AXP Federal Income Fund acquired the assets and assumed the identified liabilities of Strategist Government Income Fund.

The aggregate net assets of AXP Federal Income Fund immediately before the acquisition were $2,204,113,847.

The merger was accomplished by a tax-free exchange of 185,105 shares of Strategist Government Income Fund valued at $836,876.

In exchange for the Strategist Government Income Fund shares and net assets, AXP Federal Income Fund issued the following number of shares:

                                   Shares    Net assets

Class A                           179,930    $836,876

Strategist Government Income Fund's net assets at that date consisted of capital stock of $907,578, accumulated net realized loss of $56,041 and unrealized depreciation of $14,661.

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


7. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended May 31,                               2001(f)      2001         2000         1999          1998

Net asset value, beginning of period                     $4.78        $4.59        $4.94        $5.08         $4.98

Income from investment operations:

Net investment income (loss)                               .11          .27          .27          .27           .30

Net gains (losses) (both realized and unrealized)          .08          .19         (.27)        (.07)          .10

Total from investment operations                           .19          .46           --          .20           .40

Less distributions:

Dividends from net investment income                      (.11)        (.27)        (.28)        (.27)         (.30)

Distributions from realized gains                           --           --         (.07)        (.07)           --

Total distributions                                       (.11)        (.27)        (.35)        (.34)         (.30)

Net asset value, end of period                           $4.86        $4.78        $4.59        $4.94         $5.08

Ratios/supplemental data

Net assets, end of period (in millions)                 $1,217       $1,047       $1,139       $1,723        $1,403

Ratio of expenses to average daily net assets(c)          .94%(d)      .98%         .92%         .88%          .86%

Ratio of net investment income (loss)
     to average daily net assets                         4.62%(d)     5.72%        5.71%        5.36%         5.89%

Portfolio turnover rate
     (excluding short-term securities)                    114%         366%         674%         278%          159%

Total return(e)                                          4.05%       10.19%        (.01%)       4.07%         8.15%



Class B

Per share income and capital changes(a)

Fiscal period ended May 31,                               2001(f)       2001         2000         1999          1998

Net asset value, beginning of period                     $4.78        $4.59        $4.94        $5.08         $4.98

Income from investment operations:

Net investment income (loss)                               .10          .24          .24          .23           .26

Net gains (losses) (both realized and unrealized)          .08          .18         (.28)        (.07)          .10

Total from investment operations                           .18          .42         (.04)         .16           .36

Less distributions:

Dividends from net investment income                      (.10)        (.23)        (.24)        (.23)         (.26)

Distributions from realized gains                           --           --         (.07)        (.07)           --

Total distributions                                       (.10)        (.23)        (.31)        (.30)         (.26)

Net asset value, end of period                           $4.86        $4.78        $4.59        $4.94         $5.08

Ratios/supplemental data

Net assets, end of period (in millions)                 $1,071         $912         $981       $1,498        $1,045

Ratio of expenses to average daily net assets(c)         1.70%(d)     1.73%        1.68%        1.63%         1.61%

Ratio of net investment income (loss)
     to average daily net assets                         3.87%(d)     4.96%        4.95%        4.61%         5.13%

Portfolio turnover rate
     (excluding short-term securities)                    114%         366%         674%         278%          159%

Total return(e)                                          3.66%        9.36%        (.77%)       3.31%         7.32%

See accompanying notes to financial highlights.

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


Class C

Per share income and capital changes(a)

Fiscal period ended May 31,                              2001(f)      2001(b)

Net asset value, beginning of period                     $4.78        $4.63

Income from investment operations:

Net investment income (loss)                               .10          .22

Net gains (losses) (both realized and unrealized)          .08          .14

Total from investment operations                           .18          .36

Less distributions:

Dividends from net investment income                      (.10)        (.21)

Distributions from realized gains                           --           --

Total distributions                                       (.10)        (.21)

Net asset value, end of period                           $4.86        $4.78

Ratios/supplemental data

Net assets, end of period (in millions)                    $15           $7

Ratio of expenses to average daily net assets(c)         1.70%(d)     1.73%(d)

Ratio of net investment income (loss)
     to average daily net assets                         3.88%(d)     4.93%(d)

Portfolio turnover rate
     (excluding short-term securities)                    114%         366%

Total return(e)                                          3.66%        8.08%



Class Y

Per share income and capital changes(a)

Fiscal period ended May 31,                              2001(f)       2001         2000         1999          1998

Net asset value, beginning of period                     $4.78        $4.59        $4.94        $5.08         $4.98

Income from investment operations:

Net investment income (loss)                               .12          .28          .28          .28           .30

Net gains (losses) (both realized and unrealized)          .08          .19        (.28)        (.07)           .10

Total from investment operations                           .20          .47           --          .21           .40

Less distributions:

Dividends from net investment income                      (.12)        (.28)        (.28)        (.28)         (.30)

Distributions from realized gains                           --           --         (.07)        (.07)           --

Total distributions                                       (.12)        (.28)        (.35)        (.35)         (.30)

Net asset value, end of period                           $4.86        $4.78        $4.59        $4.94         $5.08

Ratios/supplemental data

Net assets, end of period (in millions)                   $181         $161         $175         $191          $119

Ratio of expenses to average daily net assets(c)          .78%(d)      .82%         .78%         .80%          .78%

Ratio of net investment income (loss)
     to average daily net assets                         4.78%(d)     5.89%        5.92%        5.44%         5.97%

Portfolio turnover rate
     (excluding short-term securities)                    114%         366%         674%         278%          159%

Total return(e)                                          4.13%       10.36%         .15%        4.15%         8.23%

See accompanying notes to financial highlights.

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13   AXP FEDERAL INCOME FUND -- SEMIANNUAL REPORT

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Six months ended Nov. 30, 2001 (Unaudited).

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14   AXP FEDERAL INCOME FUND -- SEMIANNUAL REPORT




Financial Statements

Statement of assets and liabilities
Government Income Portfolio
Nov. 30, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1)*
   (identified cost $2,749,955,056)                                                                  $2,787,814,277
Accrued interest receivable                                                                              19,162,930
Receivable for investment securities sold                                                               145,650,394
                                                                                                        -----------
Total assets                                                                                          2,952,627,601
                                                                                                      -------------

Liabilities
Disbursements in excess of cash on demand deposit                                                            67,106
Payable for investment securities purchased                                                             179,271,940
Payable upon return of securities loaned (Note 5)                                                       287,086,250
Accrued investment management services fee                                                                   33,887
Other accrued expenses                                                                                       56,861
Options contracts written, at value (premiums received $1,069,338) (Note 6)                               1,284,370
                                                                                                          ---------
Total liabilities                                                                                       467,800,414
                                                                                                        -----------
Net assets                                                                                           $2,484,827,187
                                                                                                     ==============
*Including securities on loan, at value (Note 5)                                                     $  278,148,308
                                                                                                     --------------

See accompanying notes to financial statements.

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15   AXP FEDERAL INCOME FUND -- SEMIANNUAL REPORT



Statement of operations
Government Income Portfolio
Six months ended Nov. 30, 2001 (Unaudited)

Investment income
Income:
Interest                                                                                               $ 63,275,962
                                                                                                       ------------
Expenses (Note 2):
Investment management services fee                                                                        5,735,005
Compensation of board members                                                                                 7,909
Custodian fees                                                                                              125,590
Audit fees                                                                                                   17,750
Other                                                                                                        10,547
                                                                                                             ------
Total expenses                                                                                            5,896,801
   Earnings credits on cash balances (Note 2)                                                                (4,073)
                                                                                                             ------
Total net expenses                                                                                        5,892,728
                                                                                                          ---------
Investment income (loss) -- net                                                                          57,383,234
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                        30,090,355
   Short positions in securities                                                                           (851,133)
   Futures contracts                                                                                    (11,579,897)
   Options contracts written (Note 6)                                                                     1,731,202
                                                                                                          ---------
Net realized gain (loss) on investments                                                                  19,390,527
Net change in unrealized appreciation (depreciation) on investments                                      14,847,727
                                                                                                         ----------
Net gain (loss) on investments                                                                           34,238,254
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                        $ 91,621,488
                                                                                                       ============

Statements of changes in net assets
Government Income Portfolio
                                                                                 Nov. 30, 2001         May 31, 2001
                                                                              Six months ended           Year ended
                                                                                   (Unaudited)
Operations
Investment income (loss) -- net                                                 $   57,383,234       $  128,697,649
Net realized gain (loss) on investments                                             19,390,527          (17,587,664)
Net change in unrealized appreciation (depreciation) on investments                 14,847,727          103,416,833
                                                                                    ----------          -----------
Net increase (decrease) in net assets resulting from operations                     91,621,488          214,526,818
                                                                                    ----------          -----------
Proceeds from contributions                                                        329,311,694          271,016,075
Fair value of withdrawals                                                          (64,037,351)        (655,033,856)
                                                                                   -----------         ------------
Net contributions (withdrawals) from partners                                      265,274,343         (384,017,781)
                                                                                   -----------         ------------
Total increase (decrease) in net assets                                            356,895,831         (169,490,963)
Net assets at beginning of period                                                2,127,931,356        2,297,422,319
                                                                                 -------------        -------------
Net assets at end of period                                                     $2,484,827,187       $2,127,931,356
                                                                                ==============       ==============

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
16   AXP FEDERAL INCOME FUND -- SEMIANNUAL REPORT

Notes to Financial Statements

Government Income Portfolio
(Unaudited as to Nov. 30, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Government Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio seeks to provide a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write put and call options. This may include purchasing mortgage-backed security (MBS) put spread options and writing covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

-------------------------------------------------------------------------------
17   AXP FEDERAL INCOME FUND -- SEMIANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Short sales
The Portfolio may engage in short sales. In these transactions, the Portfolio sells a security that it does not own. The Portfolio is obligated to replace the security that was short by purchasing it at the market price at the time of replacement or entering into an offsetting transaction with the broker. The price at such time may be more or less than the price at which the Portfolio sold the security.

Securities purchased on a when-issued or forward-commitment basis
Delivery and payment for securities that have been purchased by the Portfolio on a when-issued or forward-commitment basis can take place one month or more after the transaction date. During this period, when-issued securities are subject to market fluctuations, and they may affect the Portfolio's gross assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its commitment. As of Nov. 30, 2001, the Portfolio has entered into outstanding when-issued or forward-commitments of $9,183,114.

The Portfolio also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Portfolio to "roll over" its purchase commitments, the Portfolio receives negotiated amounts in the form of reductions of the purchase price of the commitment.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

-------------------------------------------------------------------------------
18   AXP FEDERAL INCOME FUND -- SEMIANNUAL REPORT

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Nov. 30, 2001, the Portfolio's custodian fees were reduced by $4,073 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,737,315,169 and $2,472,799,812, respectively, for the six months ended Nov. 30, 2001. For the same period, the portfolio turnover rate was 114%. Realized gains and losses are determined on an identified cost basis.

4. INTEREST RATE FUTURES CONTRACTS
As of Nov. 30, 2001, investments in securities included securities valued at $27,121,942 that were pledged as collateral to cover initial margin deposits on 2,189 open purchase contracts and 726 open sale contracts. The notional market value of the open purchase contracts as of Nov. 30, 2001, was $523,837,575 with a net unrealized gain of $4,058,132. The notional market value of the open sale contracts as of Nov. 30, 2001, was $75,311,160 with a net unrealized loss of $963,211. See "Summary of significant accounting policies."

5. LENDING OF PORTFOLIO SECURITIES
As of Nov. 30, 2001, securities valued at $278,148,308 were on loan to brokers. For collateral, the Portfolio received $287,086,250 in cash. Income from securities lending amounted to $151,060 for the six months ended Nov. 30, 2001. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                         Six months ended Nov. 30, 2001
                                          Puts                   Calls
                                  Contracts   Premiums   Contracts   Premiums

Balance May 31, 2001               4,888  $   784,417       638    $  336,435
Opened                             1,997      772,764    21,432     1,923,073
Closed                            (2,635)  (1,165,384)   (5,100)     (594,259)
Exercised                             --           --      (425)     (263,880)
Expired                           (4,250)    (391,797)   (9,250)     (332,031)
                                  ------     --------    ------      --------
Balance Nov. 30, 2001                 --  $        --     7,295    $1,069,338
                                  ------  -----------     -----    ----------

See "Summary of significant accounting policies."

-------------------------------------------------------------------------------
19   AXP FEDERAL INCOME FUND -- SEMIANNUAL REPORT

Investments in Securities

Government Income Portfolio
Nov. 30, 2001 (Unaudited)
(Percentages represent value of investments compared to net assets)

Bonds (95.5%)
Issuer                   Coupon         Principal              Value(a)
                           rate            amount

Mortgage-backed securities (60.3%)
Federal Home Loan Bank
     08-15-03              4.13%     $131,000,000          $133,667,945
Federal Home Loan Mtge Corp
     07-01-03              6.50             1,744                 1,756
     09-01-09              6.50         2,517,447             2,586,672
     10-01-10              7.00         6,045,129             6,344,216
     01-01-13              6.00         7,722,412             7,886,823
     02-01-13              6.50           498,448               513,334
     05-01-14              6.50           764,854               785,974
     06-01-14              6.50         1,355,413             1,392,920
     07-01-14              6.50        23,077,935            23,715,174
     08-01-14              6.50         2,274,475             2,337,279
     09-01-14              6.50         4,904,414             5,039,837
     10-01-14              6.50         1,279,765             1,315,103
     11-01-14              6.50        11,568,309            11,887,739
     12-01-14              7.50         1,485,266             1,556,538
     03-01-15              6.50         3,276,389             3,366,858
     03-01-15              7.50           426,544               447,012
     04-01-15              7.50       139,578,195           146,275,006
     05-01-15              7.50         3,314,020             3,469,636
     06-01-15              7.50         3,857,852             4,042,974
     12-01-15              8.00         2,051,345             2,162,414
     11-01-23              8.00         6,366,413             6,771,280
     05-01-24              7.50         2,836,354             2,983,967
     07-01-24              8.00         2,920,859(f)          3,101,646
     07-01-24              8.00           881,078               935,612
     01-01-25              9.00         3,062,136             3,326,512
     06-01-25              8.00         4,710,265             4,989,757
     08-01-25              8.00         1,142,412             1,210,199
     05-01-26              9.00         6,437,236             7,011,866
     01-01-28              6.00         2,221,062             2,222,322
     02-01-28              6.00        14,104,858            14,098,689
   Collateralized Mtge Obligation
     03-01-05              5.50        38,564,000            39,655,747
     09-15-05              5.00        42,500,000            43,068,225
     12-15-08              6.00        24,000,000            24,820,800
     11-15-16              5.25        40,751,500            41,890,504
     12-15-16              5.50        29,386,000            29,477,831
     11-15-23              4.00         1,404,311             1,404,727
   Interest Only
     01-01-20             10.00            65,874(c)             13,107
     01-15-31              6.00        38,816,590(c)          9,562,466
     05-01-31              6.00        66,332,076(c)         16,524,785
   Principal Only
     09-15-03              6.46         2,748,845(d)          2,666,336
     05-15-08              7.14         2,379,024(d)          2,319,070
     05-15-08              8.13         4,523,027(d)          4,259,777
     03-15-09              7.38         1,463,019(d)          1,446,366
Federal Natl Mtge Assn
     09-01-07              8.50         1,112,237             1,170,168
     05-15-08              6.00        30,000,000            31,730,220
     05-25-11              6.09        21,500,000            22,292,213
     05-01-13              6.00         3,940,630             4,012,365
     06-01-13              6.00        33,999,682            34,618,608
     09-01-13              6.00            76,420                77,811
     10-01-13              6.00        12,506,030            12,733,689
     11-01-13              6.00         4,912,724             5,002,155
     12-01-13              5.50        20,995,434            21,022,926
     12-01-13              6.00         2,876,631             2,928,997
     01-01-14              5.50        38,332,601            38,382,793
     01-01-14              6.00         2,273,542             2,314,929
     02-01-14              5.50         3,865,486             3,870,548
     03-01-14              5.50         5,396,329             5,403,395
     03-01-14              6.00         3,616,808             3,682,648
     04-01-14              5.50       105,757,554           105,896,030
     06-01-14              6.50        46,836,650            48,188,047
     07-01-14              5.50        79,810,736            79,915,239
     07-01-14              6.50           184,337               189,252
     08-01-14              6.50        18,881,224            19,384,655
     09-01-14              6.00           313,991               319,367
     09-01-14              6.50         2,479,396             2,545,505
     11-01-14              6.50         5,468,253             5,614,054
     08-01-15              5.50        18,592,953            18,617,298
     11-01-21              8.00         1,148,182             1,225,946
     03-01-23              9.00           759,915               831,262
     08-25-23              6.00        14,400,000            14,443,056
     09-01-23              6.50        29,388,060            30,039,066
     11-01-23              6.00         7,754,488             7,770,835
     12-01-23              7.00         9,040,956             9,374,449
     01-01-24              6.50         7,987,859             8,164,807
     06-01-24              9.00         2,534,545             2,770,039
     09-01-25              6.50         1,992,523             2,033,111
     02-01-26              6.00           403,165               402,564
     02-01-26              8.00         1,158,039             1,229,942
     05-01-26              7.50         8,479,202             8,904,015

See accompanying notes to investments in securities.

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20   AXP FEDERAL INCOME FUND -- SEMIANNUAL REPORT

Issuer                   Coupon         Principal              Value(a)
                           rate            amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
     10-01-27              5.50%      $13,042,250           $12,650,013
     03-01-28              6.00         5,408,815             5,389,124
     04-01-28              6.00        38,470,336            38,301,482
     04-01-28              6.00         8,480,246(f)          8,452,131
     05-01-28              6.00         7,325,029             7,292,625
     07-01-28              6.00         7,853,092             7,818,352
     09-01-28              6.00        36,649,861            36,487,732
     10-01-28              6.00        14,216,388            14,153,498
     11-01-28              6.00         4,363,469             4,344,166
     12-01-28              6.00         8,546,596             8,508,788
     01-01-29              6.00         9,360,321             9,318,914
     02-01-29              6.00         6,911,227             6,880,653
     03-01-29              6.00         2,906,432             2,892,151
     06-01-29              6.00         3,373,870             3,358,945
     07-01-29              6.00           958,998               954,755
     08-01-29              7.00         8,815,437(b)          9,086,260
     04-01-31              6.50        19,258,427            19,495,890
   Collateralized Mtge Obligation
     11-25-08              5.50         1,221,736             1,234,369
     06-25-10              5.75        29,893,000            30,810,416
     07-25-12              7.00         1,134,530             1,146,136
     12-15-16              5.00        16,419,000            16,468,257
     08-25-21              4.50           536,107               535,115
     08-25-23              6.50        15,000,000            15,316,350
     12-01-28              7.00        19,401,518            20,028,140
     10-25-31              5.50        14,336,000            14,830,879
     12-15-31              5.25        13,000,000            13,056,875
   Interest Only
     08-01-18              9.50            30,785(c)              6,129
     01-15-20             10.00         1,214,175(c)            251,816
     02-25-22              9.50           208,294(c)             42,176
     07-25-22              8.50         5,021,635(c)          1,044,145
     06-01-23              7.00        17,114,708(c)          3,454,649
   Inverse Floater
     11-25-23             20.00         4,066,492(h)          4,500,012
     03-25-24             19.26           285,477(h)            307,503
   Principal Only
     06-25-21             12.57           173,108(d)            149,418
Govt Natl Mtge Assn
     08-20-19             11.00            91,583               105,174
Total                                                     1,498,331,843

Financial services (1.8%)
Citicorp
     12-07-06              4.10        25,000,000            25,000,000
MBNA
     02-15-06              5.25        20,200,000            20,898,920
Total                                                        45,898,920

U.S. government obligations & agencies (33.4%)
Resolution Funding Corp
   Zero Coupon
     04-15-06              5.75         4,803,000(i)          3,989,564
U.S. Treasury
     02-15-03             10.75        15,000,000(f)         16,471,800
     07-31-03              3.88       396,250,000(e)        404,238,399
     10-30-03              2.75        30,050,000(e)         30,050,000
     11-15-03              4.25         1,950,000             2,002,397
     05-15-04             12.38         7,000,000             8,502,830
     05-15-04              7.25        43,000,000            47,165,410
     08-15-04              6.00        76,000,000(e)         81,343,560
     02-15-05              7.50        92,600,000(e)        103,639,771
     05-15-05              6.75        12,750,000(e)         14,000,138
     08-15-05              6.50         5,000,000             5,471,850
     08-15-05             10.75         4,750,000(f)          5,880,358
     11-15-09             10.38        48,000,000            56,969,760
   TIPS
     01-15-07              3.38        44,000,000(j)         50,120,370
Total                                                       829,846,207

Total bonds
(Cost: $2,334,231,233)                                   $2,374,076,970

Options purchased (--%)
Issuer      Notional        Exercise       Expiration          Value(a)
              amount           price             date
Puts
March U.S. Treasury Note
        $323,000,000            $105        Feb. 2002        $1,615,000
          25,500,000             104        Feb. 2002            95,625

Total options purchased
(Cost: $3,629,096)                                           $1,710,625

Short-term securities (16.6%)(g)
Issuer                 Annualized          Amount              Value(a)
                    yield on date      payable at
                      of purchase        maturity

U.S. government agencies (16.3%)
Federal Home Loan Bank Disc Nts
     12-07-01              2.30%      $21,700,000           $21,690,296
     01-09-02              1.86         7,700,000             7,681,777
     01-16-02              1.91        15,500,000            15,457,504
     02-01-02              1.95        22,900,000            22,816,243

See accompanying notes to investments in securities.

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21   AXP FEDERAL INCOME FUND -- SEMIANNUAL REPORT

Issuer                Annualized           Amount              Value(a)
                   yield on date       payable at
                     of purchase         maturity

U.S. government agencies (cont.)
Federal Home Loan Mtge Corp Disc Nts
     12-07-01              2.32%       $8,700,000            $8,695,650
     12-11-01              2.29        22,500,000            22,484,255
     12-14-01              2.21        23,600,000            23,579,718
     01-08-02              1.88        15,700,000            15,668,024
     01-15-02              1.95         7,300,000             7,281,811
Federal Natl Mtge Assn Disc Nts
     12-11-01              2.38        30,000,000            29,977,725
     12-12-01              2.33        12,400,000            12,389,956
     12-13-01              2.29        10,800,000            10,791,069
     12-14-01              2.28           800,000               799,219
     12-17-01              2.00        40,200,000            40,162,034
     12-19-01              2.00        13,800,000            13,785,433
     01-07-02              1.85        49,400,000            49,303,534
     01-08-02              1.84        10,000,000             9,980,066
     01-10-02              2.28         4,300,000             4,289,398
     01-11-02              1.85        28,400,000            28,327,114
     01-31-02              1.95        37,100,000            36,966,461
     02-07-02              1.84         6,700,000             6,673,161
     02-21-02              1.90        15,000,000            14,927,721
Total                                                       403,728,169

Commercial paper (0.3%)
Utilities-- electric
UBS Finance (Delaware)
     12-03-01              2.15         8,300,000             8,298,513

Total short-term securities
(Cost: $412,094,727)                                       $412,026,682

Total investments in securities
(Cost: $2,749,955,056)(k)                                $2,787,814,277

See accompanying notes to investments in securities.

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22   AXP FEDERAL INCOME FUND -- SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Nov. 30, 2001, the cost of securities purchased, including interest purchased, on a forward-commitment basis was $9,183,114.

(c) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.

(d) Principal-only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal-only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents original yield based upon the estimated timing of future cash flows.

(e) Security is partially or fully on loan. See Note 5 to the financial statements.

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

     Type of security                                   Notional amount
     Purchase contracts
     Eurodollar Dec. 2002, 90-day                          $160,750,000
     Eurodollar Sept. 2003, 90-day                          106,000,000
     Eurodollar March 2004, 90-day                          140,250,000
     Eurodollar June 2004, 90-day                           140,250,000

     Sale contracts
     U.S. Treasury Notes, Dec. 2001, 10-year               $ 72,600,000

(g) At Nov. 30, 2001, cash or short-term securities were designated to cover open call options written as follows (see Note 6 to the financial statements):

     Issuer                                           Notional     Exercise    Expiration    Value(a)
                                                       amount        price        date

     Federal Natl Mtge Assn 30-year               $ 50,000,000    $ 99.66      Jan. 2002  $  195,313
     U.S. Treasury Notes Dec. 2001                 212,500,000      96.50      Dec. 2001     244,375
     U.S. Treasury Notes March 2002                106,250,000      96.25      Dec. 2001     223,125
     U.S. Treasury Notes March 2002 5-year         102,000,000     108.00      Feb. 2002     621,557
                                                   -----------     ------           ----     -------
     Total value                                                                          $1,284,370
                                                                                          ----------

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 2001.

(i) For zero coupon bonds, the interest rate disclosed represents the annualizedeffective yield on the date of acquisition.

(j) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(k) At Nov. 30, 2001, the cost of securities for federal income tax purposes was approximately $2,749,955,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $ 51,046,000
     Unrealized depreciation                                   (13,187,000)
                                                               -----------
     Net unrealized appreciation                              $ 37,859,000
                                                              ------------

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23   AXP FEDERAL INCOME FUND -- SEMIANNUAL REPORT

AXP Federal Income Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: IFINX    Class B: ISHOX
Class C: N/A      Class Y: IDFYX

                                     PRSRT STD AUTO
                                      U.S. POSTAGE
                                          PAID
                                        AMERICAN
                                         EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                S-6442 R (1/02)